FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Costs [Abstract]
Interest on bank borrowings	$ (2,956)	$ (6,006)	$ (3,865)
Interest on other borrowings	(12,048)	(11,324)	(8,335)
Interest on operating lease	(920)
Total	$ (15,924)	$ (17,330)	$ (12,200)